Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Details
Unrealized Investment Gain (Loss), Balance	$ 423		$ 2,687		$ 1,470
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	423	[1]	2,687		1,470
Unrealized Gain (Loss) on Investments	(154)	[2]	(2,264)	[3]	1,217	[4]
Change in unrealized holding gains	(154)	[2]	(2,264)	[3]	1,217	[4]
Unrealized Investment Gain (Loss), Balance	269		423		2,687
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ 269	[1]	$ 423	[1]	$ 2,687

[1]	Accumulated other comprehensive income, net of tax expense (2013 - $143; 2012 - $248)
[2]	Change in unrealized holding gains, net of tax - ($1,219)
[3]	Change in unrealized holding gains, net of tax - $653
[4]	Change in unrealized holding gains, net of tax - $342